Loss Per Common Share (Details Narrative) - shares	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Stock Options
Dilutive shares excluded	18,077	26,740	20,336		27,682		39,086	0
Warrants
Dilutive shares excluded	0	0	0	18,481	0	0	88,691	0